Financial Instruments - Assets Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 289,381
Transfers in	0		£ 0
Ending Balance	290,272		289,381
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	1,243	£ 357	357
Adoption of IFRS 9		744
At 1 January 2018		1,101
Total gains/(losses) recognised in profit/loss, fair value movements	35	17
Total gains/(losses) recognised in profit/loss, foreign exchange and other movements	3	(5)
Transfers in	11	19
Transfer to held for sale		0
Additions	191	17
Sales		(23)
Settlements	(542)	(58)
Ending Balance	941	1,068	1,243
Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period	38	12
Level 3 [member] | Fair Value Through P&L [Member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	1,055	240	240
Adoption of IFRS 9		598
At 1 January 2018		838
Total gains/(losses) recognised in profit/loss, fair value movements	32	(5)
Total gains/(losses) recognised in profit/loss, foreign exchange and other movements	3	0
Transfers in	11	19
Transfer to held for sale		(69)
Additions	188
Sales		(23)
Settlements	(523)
Ending Balance	766	760	1,055
Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period	35	(5)
Level 3 [member] | Financial investments [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance		53	53
Adoption of IFRS 9		(53)
Level 3 [member] | Assets held for sale [member]
Disclosure of fair value measurement of assets [line items]
Transfer to held for sale		71
Ending Balance		71
Level 3 [member] | Financial assets at FVOCI [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	73
Adoption of IFRS 9		199
At 1 January 2018		199
Total gains/(losses) recognised in profit/loss, fair value movements		(4)
Total gains/(losses) recognised in profit/loss, foreign exchange and other movements		0
Transfers in		0
Transfer to held for sale		0
Additions		17
Settlements	(4)	(37)
Ending Balance	69	175	73
Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period		(4)
Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	115	64	64
At 1 January 2018		64
Total gains/(losses) recognised in profit/loss, fair value movements	3	26
Total gains/(losses) recognised in profit/loss, foreign exchange and other movements		(5)
Transfer to held for sale		(2)
Additions	3
Settlements	(15)	(21)
Ending Balance	106	62	£ 115
Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period	£ 3	£ 21